AMORTIZING INTANGIBLE ASSETS AND UNFAVORABLE GAS GATHERING CONTRACT - Intangible Assets and Liabilities Subject to Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 603,674	$ 600,802
Accumulated amortization	182,222	139,492
Net	$ 421,452	$ 461,310
Favorable gas gathering contracts
Finite-Lived Intangible Assets [Line Items]
Useful lives (In years)	18 years 8 months 12 days	18 years 8 months 12 days
Gross carrying amount	$ 24,195	$ 24,195
Accumulated amortization	10,795	9,534
Net	$ 13,400	$ 14,661
Contract Intangibles
Finite-Lived Intangible Assets [Line Items]
Useful lives (In years)	12 years 6 months	12 years 6 months
Gross carrying amount	$ 426,464	$ 426,464
Accumulated amortization	146,468	111,052
Net	$ 279,996	$ 315,412
Rights-of-way
Finite-Lived Intangible Assets [Line Items]
Useful lives (In years)	26 years 1 month 6 days	26 years 3 months 19 days
Gross carrying amount	$ 153,015	$ 150,143
Accumulated amortization	24,959	18,906
Net	$ 128,056	$ 131,237
Unfavorable Gas Gathering Contract
Finite-Lived Intangible Assets [Line Items]
Useful lives (In years)	10 years	10 years
Gross carrying amount	$ 10,962	$ 10,962
Accumulated amortization	6,916	6,077
Net	$ 4,046	$ 4,885